-------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
       PRINCIPAL
         AMOUNT                                                        VALUE
 RATING* (000)           DESCRIPTION                                  (NOTE 1)
--------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--124.4%
                 MORTGAGE PASS-THROUGH--0.8%
      $    275   Federal National Mortgage Association,
                   6.50%, 7/01/29 ................................  $   256,583
                                                                     ----------
                 AGENCY  MULTIPLE  CLASS MORTGAGE
                 PASS-THROUGHS--21.6%
                 Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage
                   Participation Certificates,
           400     Series 1534, Class 1534-IG,
                     2/15/10 .....................................      337,624
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
           638     Trust 1992-43, Class 43-E,
                     4/25/22 .......................................    629,157
         3,053+    Trust 1993-79, Class 79-PK,
                     4/25/22 .......................................  2,905,987
         2,646+    Trust 1993-87, Class 87-J,
                     4/25/22 .......................................  2,397,011
         2,166     Trust 1993-223, Class 223-PT,
                     10/25/23 ......................................    254,095
           500+    Trust 1994-13, Class 13-SJ,
                     2/25/09 .......................................    530,775
                                                                     ----------
                                                                      7,054,649
                                                                     ----------
                 ADJUSTABLE & INVERSE FLOATING
                 RATE MORTGAGES--18.6%
AAA        462   Citicorp Mortgage Securities, Inc.,
                   Series 1993-14, Class A-4,
                     11/25/23 .......................................   154,425
                 Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage
                   Participation Certificates,
           458     Series 1580, Class 1580-SD,
                     9/15/08 ........................................   414,130
           194     Series 1592, Class 1592-TB,
                     5/15/23 ........................................   105,558
         1,025+    Series 1626, Class 1626-SA,
                     12/15/08 .......................................   691,199
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
            46     Trust 1992-174, Class 174-S,
                     9/25/22 ........................................    89,843
           858+    Trust 1992-190, Class 190-S,
                     11/25/07 .......................................   730,364
         1,000+    Trust 1993-156, Class 156-SE,
                     10/25/19 .......................................   893,790
           605     Trust 1993-173, Class 173-SA,
                     9/25/08 ........................................   451,354
           600+    Trust 1993-197, Class 197-SB,
                     10/25/08 .......................................   478,686
           838     Trust 1993-209, Class 209-SG,
                     8/25/08 ........................................   752,254
           498     Trust 1993-214, Class 214-Sh,
                     12/25/08 ......................................    337,343


AAA      1,175   Residential Funding Mortgage
                   Securities, Inc., Series 1993-S23,
                      Class A-12, 6/25/08 ..........................    983,551
                                                                     ----------
                                                                      6,082,497
                                                                     ----------
                 INTEREST ONLY MORTGAGE-BACKED
                 SECURITIES--19.0%
AAA     13,966   Credit Suisse First Boston
                   Mortgage Securities Corp.,
                   Series 1997-C1, Class AX,
                     6/20/29** ....................................   1,132,946
                 Federal Home Loan Mortgage Corp.,
                   Multiclass Mortgage
                   Participation Certificates,
         2,750     Series 1645, Class 1645-IB,
                     9/15/08 .......................................    395,038
        20,978     Series 1995, Class 1995-SB,
                     10/15/27 ......................................     29,789
         2,697     Series 2039, Class 2039-PI,
                     2/15/12 .......................................    413,463
           600     Series 2049, Class 2049-LC,
                     10/15/23 ......................................    151,500
         2,477     Series 2075, Class 2075-IB,
                     12/15/21 ......................................    450,490
         2,500     Series 2140, Class 2140-UK,
                     9/15/11 .......................................    409,375
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
             3     Trust G-21, Class 21-L,
                     7/25/21 .......................................     63,819
         1,117     Trust 1994-39, Class 39-PE,
                     1/25/23 .......................................    113,565
         1,250     Trust 1997-50, Class 50-HK,
                     8/25/27 .......................................    384,911
        48,213     Trust 1997-81, Class 81-SD,
                     12/18/27 ......................................    117,728
         1,223     Trust 1998-30, Class 30-QG,
                     12/18/25 ......................................    366,888
         1,981     Trust 1998-43, Class 43-YI,
                     7/18/28 .......................................    305,871
AAA      6,450   First Union-Lehman Brothers-
                   Bank of America,
                   Series 1998-C2, Class IO,
                     5/18/28 .......................................    231,531
AAA     22,609   GMAC Commercial Mortgage
                   Securities Inc.,
                   Series 1998-C2, Class X,
                     8/15/23 .......................................    850,845

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       PRINCIPAL
         AMOUNT                                                        VALUE
 RATING* (000)           DESCRIPTION                                  (NOTE 1)
--------------------------------------------------------------------------------
                 INTEREST ONLY MORTGAGE-BACKED
                 SECURITIES (CONTINUED)
Aaa    $ 5,836   Merrill Lynch Mortgage Investors, Inc.,
                   Series 1997-C2, Class IO,
                     12/10/29 ....................................... $ 370,353
AAA      1,647   PNC Mortgage Securities Corp.,
                   Series 1998-8, Class 4X,
                     10/25/13 .......................................   268,712
AAA     14,690   Residential Funding Mortgage
                   Securities, Inc.,
                   Series 1998-S19, Class A8,
                     8/25/28 ........................................   119,356
NR         137   Salomon Brothers Mortgage
                   Securities Inc. VI,
                   Series 1987-3, Class B,
                     10/23/17 .......................................    34,588
                                                                     ----------
                                                                      6,210,768
                                                                     ----------
                 PRINCIPAL ONLY MORTGAGE-
                 BACKED SECURITIES--4.2%
                 Federal National Mortgage Association,
                   REMIC Pass-Through Certificates,
           306     Trust 1994-25, CLASS 25-C,
                     11/25/23 .......................................   237,494
           559     Trust 1996-54, Class 54-A,
                     4/25/21 ........................................   468,645
           683     Trust 1996-54, Class 54-G,
                     4/25/23 ........................................   396,186
AAA        198   PaineWebber Mortgage
                   Acceptance Corp. IV,
                   Series 1993-5, Class A-14,
                     6/25/08 ........................................   156,644
NR         137   Salomon Brothers Mortgage
                   Securities Inc. VI,
                   Series 1987-3, Class A,
                     10/23/17 .......................................   114,122
                                                                     ----------
                                                                      1,373,091
                                                                     ----------
                 COMMERCIAL MORTGAGE-BACKED
                 SECURITIES--10.9%
BBB        500   DLJ Mortgage Acceptance Corp.,
                   Series 1997-CF1, Class B1
                     7.91%, 4/15/07** ...............................   458,485
                 Merrill Lynch Mortgage Investors, Inc.,
BBB        500     Series 1995-C1, Class D,
                     7.556%, 5/25/15 ................................   489,257
BBB        500     Series 1996-C1, Class D,
                     7.42%, 4/25/28 .................................   470,980
AAA        750   New York City Mortgage Loan
                   Trust, Multifamily,
                   Series 1996, Class A-2,
                     6.75%, 6/25/11** ...............................   687,187
AAA      1,000   Prudential Securities Secured
                   Financing Corp.,
                   Series 1998-C1, Class A1-B,
                     6.506%, 7/15/08 ................................   928,972
A          342   Resolution Trust Corp.,
                   Series 1994-C2, Class D,
                     8.00%, 4/25/25 .................................   338,309
AAA        193   Structured Asset Securities Corp.,
                   Series 1996-CFL, Class B,
                     6.303%, 2/25/28 ..............................     191,922
                                                                     ----------
                                                                      3,565,112
                                                                     ----------
                 ASSET-BACKED SECURITIES--6.0%
AAA      1,230   Chase Credit Card Master Trust,
                   Series 1997-5, Class A,
                     6.194%, 8/15/05 ...............................  1,197,242
NR         252   Global Rated Eligible Asset Trust,
                   Series 1998-A, Class A-1,
                     7.33%, 3/15/06@/@@ ............................     75,624
Aa2        428   Pegasus Aviation Lease Securitization,
                   Series 1999-1, Class A-1,
                     6.30%, 3/25/29** ..............................    411,562
                 Structured Mortgage Asset
                   Residential Trust,
NR         612     Series 1997-2,
                     8.24%, 3/15/06@/@@ ............................    134,549
NR         674     Series 1997-3,
                     8.57%, 4/15/06@/@@ ............................    148,382
                                                                     ----------
                                                                      1,967,359
                                                                     ----------
                 U.S GOVERNMENT AND AGENCY
                 SECURITIES--4.5%
Aaa        617   Small Business Administration
                   Participation Certificate,
                   Series 1998-10, Class 10-A,
                     6.12%, 2/01/08 ................................    559,130
                 U.S. Treasury Notes,
           535+    5.875%, 10/31/01 ................................    528,730
           385     6.625%, 5/15/07 .................................    387,526
                                                                     ----------

                                                                      1,475,386
                                                                     ----------
                 TAXABLE MUNICIPAL BONDS--9.1%
A+         500   Fresno California Pension Obligation,
                   Series 1994, 7.80%, 6/01/14 .....................    487,680
AAA        500   Kern County California Pension
                   Obligation, 6.98%, 8/15/09 ......................    481,165
                 Los Angeles County California
                   Pension Obligation,
AAA      1,000     Series A, 8.62%, 6/30/06 ........................  1,053,520
AAA        500     Series D, 6.97%, 6/30/08 ........................    482,760
AAA        500   Orleans Parish Louisiana School
                   Board, Series A, 6.60%, 2/01/08 .................    472,665
                                                                     ----------
                                                                      2,977,790
                                                                     ----------
                 FINANCE & BANKING--10.9%
A3         500   AmSouth Bancorporation,
                   6.75%, 11/01/25 .................................    470,435
A+         600   Equitable Life Assured Society,
                   6.95%, 12/01/05** ...............................    565,476
A          400   Lehman Brothers Holding, Inc.,
                   Series A, 6.75%, 9/24/01 ........................    394,859
A+         500   Metropolitan Life Insurance Co.,
                   6.30%, 11/01/03** ...............................    481,020
Aa3      1,000   Morgan Stanley Group, Inc.,
                   10.00%, 6/15/08 .................................  1,132,660

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       PRINCIPAL
         AMOUNT                                                        VALUE
 RATING* (000)           DESCRIPTION                                  (NOTE 1)
--------------------------------------------------------------------------------

                 FINANCE & BANKING (CONTINUED)

BBB+    $ 500    PaineWebber  Group, Inc.,
                   8.875%, 3/15/05 ................................. $  517,214
                                                                     ----------
                                                                      3,561,664
                                                                     ----------

                 INDUSTRIALS--9.9%
A2         100   American Airlines, Inc.,
                   Secured Equipment Trust,
                   Series 1990-M, 10.44%, 3/04/07 ..................    110,771
A1       1,000+  Dow Capital BV,
                   9.20%, 6/01/10 ..................................  1,095,870
A+         500   Ralcorp Holdings, Inc.,
                   8.75%, 9/15/04 ..................................    521,785
A3         500   Ralston Purina Co.,
                   9.25%, 10/15/09 .................................    546,818
BBB-       500   Seagram Joseph E. & Sons, Inc.,
                   7.00%, 4/15/08 ..................................    460,590
AA-        500   TCI Communications, Inc.,
                   8.25%, 1/15/03 ..................................    508,005
                                                                     ----------
                                                                      3,243,839
                                                                     ----------

                 UTILITIES--3.1%
A          500   ALLTEL CORP.,
                   7.50%, 3/01/06 ..................................    491,310
Baa2       500   Ohio Edison Co.,
                   8.625%, 9/15/03 .................................    504,380
                                                                     ----------
                                                                        995,690
                                                                     ----------
                 YANKEE--5.8%
BBB-       500   Empresa Electric Guacolda SA,
                   7.95%, 4/30/03** ................................    474,937
BBB+       170   Empresa Electric Pehuenche,
                   7.30%, 5/01/03 ..................................    164,573
A-         500   Israel Electric Corp., Ltd.,
                   7.25%, 12/15/06** ...............................    479,170
Baa2     1,000   Petrozuata Finance Inc.,
                   Series A, 7.63%, 4/01/09**                           788,660
                                                                     ----------
                                                                      1,907,340
                                                                     ----------
                                                                      9,708,533
                                                                     ----------
                 CALL OPTIONS PURCHASED--0.0%
         5,000   Interest Rate Swap,
                   5.60% over 3 month LIBOR,
                     expires 8/07/00 ..............................           2
                                                                     ----------
                 Total long-term investments
                   (cost $42,892,587) .............................  40,671,770
                                                                     ----------

       PRINCIPAL
         AMOUNT
         (000)
      ----------
                 SHORT-TERM INVESTMENT--1.2%
                 DISCOUNT NOTE
A-1+     $ 400   Federal Home Loan Bank, Discount Note,
                   5.88%, 5/01/00
                   (cost $400,000) ................................     400,000
                                                                     ----------
                 Total investments--125.6%
                   (cost $43,292,587) .............................  41,071,770

                 Liabilities in Excess of
                 Other Assets--(25.6)% ............................  (8,371,634)
                                                                     ----------
                 NET ASSETS--100% ................................. $32,700,136
                                                                     ==========

----------------
   * Using the higher of  Standard  & Poor's,  Moody's  or  Fitch's  rating.
  ** Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   + Entire or partial  principal  amount  pledged  as  collateral  for  reverse repurchase agreements or financial futures contracts.
   @ Illiquid securities representing 1.1% of net assets.
  @@ Security is restricted as to public resale. The securities were acquired in 1997 and have an aggregate current cost of $498,520.


--------------------------------------------------------------------------------
                KEY TO ABBREVIATIONS
       LIBOR -- London InterBank Offer Rate.
       REMIC -- Real Estate Mortgage Investment Conduit.
--------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value
  (cost $43,292,587) (Note 1) ...................................   $41,071,770
Cash ............................................................        61,701
Interest receivable .............................................       591,829
Interest rate cap, at value
   (amortized cost $71,419) (Notes 1 & 3) .......................        99,623
                                                                    -----------
                                                                     41,824,923
                                                                    -----------

LIABILITIES
Reverse repurchase agreements (Note 4) ...........................    8,914,875
Interest payable .................................................       37,084
Due to parent (Note 2) ...........................................      172,828
                                                                    -----------
                                                                      9,124,787
                                                                    -----------
NET ASSETS .......................................................  $32,700,136
                                                                    ===========
Net assets were comprised of:
  Common stock at par (Note 5) ...................................  $     2,957
  Paid-in capital in excess of par ...............................   34,035,069
                                                                    -----------
                                                                     34,038,026
                                                                    -----------
  Undistributed net investment income ............................      846,326
  Accumulated net realized gain ..................................        8,397
  Net unrealized depreciation ....................................   (2,192,613)
                                                                    -----------
  Net assets, April 30, 2000 .....................................  $32,700,136
                                                                    ===========
Net asset value per share:
  ($32,700,136 / 2,957,093 shares of
  common stock issued and outstanding) ...........................       $11.06
                                                                         ======
--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD
DECEMBER 3, 1999* TO APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
  Interest earned (net of premium
  amortization of $428,800 and
  interest expense of $240,912) .................................. $  1,019,154
                                                                    -----------
Operating Expenses
  Investment advisory ............................................       79,614
  Administration .................................................       21,713
  Legal ..........................................................       13,000
  Independent accountants ........................................       10,500
  Custodian ......................................................        6,500
  Miscellaneous ..................................................        8,638
                                                                    -----------
  Total operating expenses .......................................      139,965
                                                                    -----------
Net investment income before excise tax ..........................      879,189
Excise tax                                                               32,863
                                                                    -----------
Net investment income ............................................      846,326
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on:
  Investments ....................................................        8,397
                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ....................................................   (2,220,817)
  Interest rate cap ..............................................       28,204
                                                                    -----------
                                                                     (2,192,613)
                                                                    -----------
Net loss on investments ..........................................   (2,184,216)
                                                                    -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS ........................................ $ (1,337,890)
                                                                    ===========
----------------
*Commencement of investment operations.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD
DECEMBER 3, 1999* TO APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

RECONCILIATION OF NET DECREASE IN
  NET ASSETS RESULTING FROM OPERATIONS
  TO NET CASH FLOWS USED FOR
  OPERATING ACTIVITIES
Net decrease in net assets resulting from
  operations .............................  $ (1,337,890)
                                            ------------
Increase in investments excluding
  non-cash items .........................   (43,358,434)
Net realized gain ........................        (8,397)
Increase in unrealized depreciation ......     2,192,613
Decrease in interest rate cap ............         2,825
Increase in interest receivable ..........      (591,829)
Increase in interest payable .............        37,084
Increase in accrued expenses and other
  liabilities ............................       172,828
                                            ------------
Total adjustments ........................   (41,553,310)
                                            ------------
Net cash flows used for
  operating activities ...................  $(42,891,200)
                                            ============
INCREASE (DECREASE) IN CASH
Net cash flows used for
  operating activities                      $(42,891,200)
                                            ------------
Cash flows used for financing activities:
  Increase in reverse repurchase agreements    8,914,875
  Transfer of assets from BlackRock Broad
    Investment Grade 2009 Term Trust Inc.
    in exchange for shares issued excluding
    non-cash items .......................    34,038,026
                                            ------------
Net cash flows provided by financing
  activities .............................    42,952,901
                                            ------------
  Net increase in cash ..................         61,701
  Cash at beginning of period ...........             --
                                          ------------
  Cash at end of period .................    $    61,701
                                            ============

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF CHANGES IN
NET ASSETS
(UNAUDITED)
--------------------------------------------------------------------------------
                                             FOR THE PERIOD
                                               DECEMBER 7,
                                                1999* TO
                                             APRIL 30, 2000
                                             --------------
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS:
  Net investment income .................   $    846,326
  Net realized gain .....................          8,397
  Net change in unrealized
    depreciation ........................     (2,192,613)
                                             -----------
  Net decrease in net assets resulting
    from operations .....................     (1,337,890)
                                             -----------

CAPITAL STOCK TRANSACTION:
  Transfer of assets from
    BlackRock Broad Investment Grade
    2009 Term Trust Inc. in exchange
    for shares issued ...................     34,038,026
                                             -----------
Total increase ..........................     32,700,136
                                             -----------
NET ASSETS
Beginning of period .....................             --
                                             -----------
End of period (including
  undistributed net investment
  income of $846,326) ...................    $32,700,136
                                             ===========

--------------
*Commencement of investment operations



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD
                                                                          DECEMBER 3, 1999*
                                                                               THROUGH
                                                                           APRIL 30, 2000
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................................        $  11.51
                                                                             ---------

Net investment income (net of interest expense of $0.08) .............             .29
Net realized and unrealized loss on investments ......................            (.74)
                                                                             ---------
Net decrease from investment operations ..............................            (.45)
                                                                             ---------
Net asset value, end of period .......................................        $  11.06
                                                                             =========

TOTAL INVESTMENT RETURN+ .............................................           (3.91%)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ...................................................            1.05%+++
Operating expenses and interest expense ..............................            3.00%+++
Operating expenses, interest expense, and excise taxes ...............            3.25%+++
Net investment income ................................................            6.59%+++
SUPPLEMENTAL DATA:
Average net assets (in thousands) ....................................        $ 32,397
Portfolio turnover ...................................................              21%
Net assets, end of period (in thousands) .............................        $ 32,700
Reverse repurchase agreements outstanding,
  end of period (in thousands) .......................................        $  8,915
Asset coverage++ .....................................................        $  4,668

   * Commencement of investment operations.
   + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of the period reported. Total investment return for periods of less than one full year is not annualized.
  ++ Per $1,000 of reverse repurchase agreements outstanding.
 +++ Annualized

The information above represents the unaudited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

Bct Subsidiary, inc., (the "Trust") was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. ("BCT"), incorporated under the laws of the State of Maryland and as such, is a wholly-owned subsidiary of BCT. The Trust's investment objective is to manage a portfolio of fixed income securities while providing cash flow definitions to BCT. No assurance can be given that the Trust's investment objective will be achieved.

   The following is a summary of significant accounting poliicies followed by the Trust.

   SECURITIES VALUATION: The Trust values mortgage-backed and asset-backed securities, interest rate swaps, caps, floors and non-exchange traded options and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Futures contracts are valued at the last sale price as of the close of the commodities exchange on which it trades unless the Trust's Board of Directors determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

   Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase is 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity or disposition.

   In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing is used by the Trust to effectively "hedge" positions, or collections of positions, so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" more volatile positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

   The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short term rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

The Trust has an Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect majority-owned subsidiary of PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Princeton Administrators, L.P. (the "Administrator"), an indirect wholly-owned affiliate of Merrill Lynch & Co., Inc.

   The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments and dollar rolls, for the period ended April 30, 2000 aggregated $8,668,119 and $9,174,867, respectively.

   The Trust may invest in securities which are not readily marketable,including those which are restricted as to disposition under securities law ("restricted securities"). At April 30, 2000, the Trust held 14.2% of its portfolio assets in securities restricted as to resale.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   The federal income tax basis of the Trust's investments at April 30, 2000 was $43,321,505, and accordingly, net unrealized depreciation for federal income tax purposes was $2,249,743 (gross unrealized appreciation--$268,530, gross unrealized depreciation--$2,518,273).


   The Trust holds an interest rate cap. Under this agreement, the Trust receives the excess, if any, of a floating rate over a fixed rate. The Trust paid a transaction fee for the agreement. Details of the cap are as follows:

NOTIONAL                                                 VALUE AT
 AMOUNT  FIXED      FLOATING   TERMINATION  AMORTIZED    APRIL 30,  UNREALIZED
  (000)  RATE       RATE           DATE       COST         2000    APPRECIATION
-------- -----       -----      --------    -------     ---------  ------------
 $5,000  6.00%3   month LIBOR    2/19/02    $71,419      $99,623      $28,204
                                                                      =======
NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, the value of which at least equals the principal amount of the reverse repurchase transactions including accrued interest.

   The average daily balance of reverse repurchase agreements outstanding for the period ended April 30, 2000 was approximately $10,165,544 at a weighted average interest rate of approximately 5.69%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period was $10,910,581 as of January 31, 2000 which was 26% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

   The Trust did not enter into any dollar roll transactions during the period ended April 30, 2000.

NOTE 5. CAPITAL

On December 3, 1999, the BlackRock Broad Investment Grade 2009 Term Trust Inc. transferred to BCT Subsidiary, Inc. assets of $34,038,069 in exchange for 2,957,093 common shares issued.

There are 200 million shares of $.01 par value common stock authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2000.

BLACKROCK

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISOR
BlackRock Advisors, Inc.
400 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10022

LEGAL COUNSEL - INDEPENDENT DIRECTORS
Debevoise & Plimpton
875 Third Avenue
New York, NY 10022

   The accompanying financial statements as of April 30, 2000 were not audited and accordingly, no opinion is expressed on them.

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.

                              BCT SUBSIDIARY, INC.
                       c/o Princeton Administrators, L.P.
                                  P.O. Box 9095
                            Princeton, NJ 08543-9095
                                 (800) 543-6217


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BCT SUBSIDIARY, INC.
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SEMI-ANNUAL REPORT
APRIL 30, 2000

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